Segment Information	12 Months Ended
Nov. 30, 2014
Segment Reporting [Abstract]
Segment Information
Segment Information

We prepare our financial reports and analyze our business results within our three reportable geographic segments: Americas, EMEA, and APAC. We evaluate segment performance primarily at the revenue and operating profit level for each of these three segments. We also evaluate revenues by transaction type and product category.

Information about the operations of our three segments is set forth below. Our Chief Executive Officer and our Chief Financial Officer constitute the role of the chief operating decision maker, and they evaluate segment performance based primarily on revenue and operating profit of these three segments. In addition, they review revenue by transaction type and product category. The accounting policies of our segments are the same as those described in the summary of significant accounting policies (see Note 2).

No single customer accounted for 10 percent or more of our total revenue for the years ended November 30, 2014, 2013, and 2012. There are no material inter-segment revenues for any period presented. Certain corporate transactions are not allocated to the reportable segments, including such items as stock-based compensation expense, net periodic pension and postretirement expense, corporate-level impairments, and gain (loss) on sale of corporate assets.

	Americas	EMEA	APAC	Shared Services	Consolidated Total
	(In thousands)
Year Ended November 30, 2014
Revenue	$1,470,282	$549,061	$211,451	$—	$2,230,794
Operating income	$356,310	$129,766	$48,792	$(231,276)	$303,592
Depreciation and amortization	$167,351	$22,730	$4,798	$7,266	$202,145
Total Assets	$4,103,862	$886,000	$219,053	$139,515	$5,348,430
Year Ended November 30, 2013
Revenue	$1,162,582	$483,373	$194,676	$—	$1,840,631
Operating income	$303,803	$81,048	$42,089	$(228,736)	$198,204
Depreciation and amortization	$123,477	$25,688	$2,363	$7,209	$158,737
Total Assets	$4,215,949	$874,602	$158,963	$110,099	$5,359,613
Year Ended November 30, 2012
Revenue	$912,490	$443,385	$173,994	$—	$1,529,869
Operating income	$262,953	$95,144	$46,042	$(196,852)	$207,287
Depreciation and amortization	$88,456	$22,188	$1,065	$6,534	$118,243
Total Assets	$2,437,903	$881,499	$114,426	$115,383	$3,549,211

The table below provides information about revenue and long-lived assets for the U.S. and individual material foreign countries for 2014, 2013, and 2012. Revenue by geographic area is generally based on the "ship to" location. Long-lived assets include net property and equipment, net intangible assets, and net goodwill.

	2014		2013		2012
(in thousands)	Revenue	Long-lived assets	Revenue	Long-lived assets	Revenue	Long-lived assets
United States	$1,290,570	$3,481,629	$992,640	$3,413,351	$775,630	$1,849,244
United Kingdom	254,743	633,042	243,608	555,732	231,671	434,192
Rest of world	685,481	435,181	604,383	486,128	522,568	393,352
Total	$2,230,794	$4,549,852	$1,840,631	$4,455,211	$1,529,869	$2,676,788

Revenue by transaction type was as follows:

(in thousands)	2014	2013	2012
Subscription revenue	$1,719,617	$1,404,984	$1,157,347
Non-subscription revenue	511,177	435,647	372,522
Total revenue	$2,230,794	$1,840,631	$1,529,869
Revenue by product category was as follows:

(in thousands)	2014	2013	2012
Resources	$927,211	$865,125	775,331
Industrials	736,394	427,623	259,063
Horizontal products	567,189	547,883	495,475
Total revenue	$2,230,794	$1,840,631	$1,529,869

Activity in our goodwill account was as follows:

(in thousands)	Americas	EMEA	APAC	Consolidated Total
Balance at November 30, 2012	$1,450,061	$417,411	$91,751	$1,959,223
Acquisitions	1,035,692	69,982	—	1,105,674
Adjustments to purchase price	(511)	—	—	(511)
Foreign currency translation	(7,756)	7,602	949	795
Balance at November 30, 2013	2,477,486	494,995	92,700	3,065,181
Acquisitions	35,990	78,136	16,141	130,267
Adjustments to purchase price	2,712	(8,203)	—	(5,491)
Foreign currency translation	(14,988)	(16,962)	(683)	(32,633)
Balance at November 30, 2014	$2,501,200	$547,966	$108,158	$3,157,324

The adjustments to purchase price in 2013 and 2014 related primarily to deferred tax true-ups that we finalized for our 2012 and 2013 acquisitions, respectively.